Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
2024	$ 210,000	$ 1,031,000
2025	164,000	1,020,000
2026		808,000
2027		135,000
2028
Thereafter
Total lease payments	432,000	2,994,000
Less Imputed Interest	(28,000)	(282,000)
Total Lease Liability	$ 404,000	$ 2,712,000
Operating Lease, Weighted Average Remaining Lease Term	2 years 21 days	2 years 25 days
2024	$ 58,000
Thereafter
Total future minimum rental commitments	$ 432,000	$ 2,994,000
Beeline Financial Holdings Inc [Member]
2024		350,316
2025		360,793
2026		282,758
2027		227,669
2028		234,499
Thereafter		490,314
Total lease payments		1,946,349
Less Imputed Interest		(95,565)
Total Lease Liability		$ 1,850,784
Operating Lease, Weighted Average Remaining Lease Term		3 years 10 months 24 days	4 years 7 months 6 days
Total future minimum rental commitments		$ 1,946,349